Other receivables - Movements in the allowances (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other current receivables
Movements in the allowances of other receivables
At the beginning of the fiscal year	$ (21)	$ (25)
Additions	(2)
Uses		4
At the end of the year	(23)	(21)
Non-current regulatory receivables
Movements in the allowances of other receivables
At the beginning of the fiscal year	(57)	(84)
Compensation of Telecom Argentina's regulatory liabilities	1	27
At the end of the year	(56)	(57)
Non-current tax on personal property receivables
Movements in the allowances of other receivables
At the beginning of the fiscal year	(18)	(18)
At the end of the year	$ (18)	$ (18)